Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024
Non-current assets
Intangible assets and goodwill	€ 156,731	€ 154,951
Property and equipment	55,901	43,653
Right-of-use assets	201,131	45,468
Deferred tax assets	1,683	1,999
Other non-current assets	11,878	7,572
Total non-current assets	427,323	253,643
Current assets
Inventories	1,019,539	370,635
Trade and other receivables	96,676	11,819
Other assets	134,766	45,306
Cash and cash equivalents	603,593	15,107
Total current assets	1,854,574	442,867
Total assets	2,281,897	696,511
Shareholders' equity and liabilities
Subscribed capital	2	1
Capital reserve	912,039	546,913
Retained earnings (losses)	457,192	(112,767)
Accumulated other comprehensive income (losses)	(4,469)	1,496
Total shareholders' equity	1,364,764	435,643
Non-current liabilities
Provisions	4,484	2,789
Lease liabilities	176,718	40,483
Deferred income tax liabilities	11	12
Other non-current liabilities	364
Total non-current liabilities	181,578	43,284
Current liabilities
Liabilities to banks	10,000
Tax liabilities	2,764	10,643
Lease liabilities	32,085	9,282
Contract liabilities	49,343	17,104
Trade and other payables	285,722	85,322
Other current liabilities	346,835	95,235
Current provisions	8,807
Total current liabilities	735,555	217,585
Total liabilities	917,133	260,867
Total shareholders' equity and liabilities	€ 2,281,897	€ 696,511